Expenses by Nature - Schedule of Expenses by Nature (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Employee benefit expenses
- Director emoluments	RM 1,828,853	$ 447,831	RM 617,923
- Staff costs	2,411,844	590,588	1,341,855
- Employer Contribution to Defined Contribution Plan	120,022	29,390	145,676
- Employer Contribution to Insurance Scheme	9,276	2,271	10,471
Depreciation of plant and equipment	2,375,429	581,671	1,416,746
Amortization of ROU	177,083	43,362	47,565
Provision for expected credit loss	2,235,888	547,502	1,779,458
Provision for reinstatement cost			RM 25,296